Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

Note 31. Share-based payments

Omnibus stock plan (the “2021 Plan”)

In 2021, the Company established the 2021 Plan, under which employees, consultants and directors, and employees and consultants of subsidiaries are eligible to receive awards. The Company grants stock options and restricted stock units (RSUs) to key employees, collectively referred to herein as equity instruments. Annual grants under the 2021 Plan are generally made to the Company’s key employees during the first quarter of the Company’s fiscal year and to members of the Company’s Board of Directors during the second quarter of the Company’s fiscal year. The Company also issues equity instruments to strategic new hires and to employees who have demonstrated superior performance throughout the year. Upon the vesting of RSUs and options, the Company fulfills its obligations under the equity instrument agreements by either issuing new shares of authorized ordinary shares or by issuing shares from treasury.

The RSUs generally only include a service-based component. The service-based component of the Company’s equity instruments generally vests over four years from the date of grant and for some cases less than one year. RSUs are also awarded to members of the Company’s Board of Directors. The Company recognizes a share-based payment expense on these restricted shares and options on a graded vesting basis.

For the years ended December 31, 2023, 2022 and 2021, total share-based payment expense of €38.1 million, €22.5 million, and €1.1 million respectively, relating to the 2021 Plan equity instruments has been recognized within personnel expenses and €1.0 million, €0.9 million, and €0.2 million respectively has been recognized within operating expenses in the consolidated statements of profit or loss and other comprehensive income and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.

Changes in the number of unvested RSUs during each of the years in the three-year period ended December 31, 2023, 2022, and 2021, together with the corresponding weighted-average fair values, are as follows:

	Number of	Weighted average grant
	RSU shares	date Fair Value
Unvested restricted shares as of January 1, 2021	—	$—
Granted	1,302,599	$17.34
Unvested restricted shares as of December 31, 2021	1,302,599	$17.34
Granted	3,159,725	$14.02
Vested	(373,739)	$17.45
Forfeited	(426,831)	$16.03
Unvested restricted shares as of December 31, 2022	3,661,754	$14.69
Granted	5,162,678	$11.50
Vested	(1,400,697)	$13.51
Forfeited	(866,755)	$13.10
Unvested restricted shares as of December 31, 2023	6,556,980	$12.66

The grant date fair value of the RSUs is determined based on the closing price of the Company`s ordinary shares price on the day before grant. As of December 31, 2023 and 2022, the unrecognized compensation cost related to RSUs issued under the 2021 Plan will be recognized over 2.8 years and 3.1 years respectively.

The following summarizes option activity during each of the years in the three-year period ended December 31, 2023, 2022, and 2021, together with the corresponding weighted-average fair values:

	Number of	Weighted average exercise
	options	price
Outstanding as of January 1, 2021	—	$—
Granted	33,513	$27.00
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding as of December 31, 2021	33,513	$27.00
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding as of December 31, 2022	33,513	$27.00
Granted	3,500,000	$12.90
Exercised	—	—
Cancelled/forfeited	(33,513)	$27.00
Outstanding as of December 31, 2023	3,500,000	$12.90

The following summarizes the assumptions used to value options granted during the years ended December 31, 2023 and 2021:

Valuation inputs:	2023		2021
Valuation model	Black-Scholes model		Black-Scholes model
Share price at grant date	$12.90		$27.00
Exercise price[1]	$12.90		$27.00
Expected volatility (average)[2]	47.00%		37.33%
Expected term (average)[3]	6.5	years	6.5	years
Expected dividends[4]	—		—
Risk-free interest rate[5]	3.50%		1.03%
1	Based on contractual terms
2	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term
3	Presumed to be the midpoint between the vesting date and the end of the contractual term
4	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date

As of December 31, 2023, the unrecognized compensation cost related to stock option instruments will be recognized over 3.4 years.

Phantom option plan

In December 2019, the Company established the Phantom Option Plan (the “POP”) to enable certain key employees, who are not executive officers, a plan under which participants are entitled to bonus payments calculated by reference to the value of a hypothetical option to purchase shares of Sportradar Holding AG. At the date of the IPO, the outstanding awards under the POP converted into 66,744 restricted stock units, which were granted to the POP participants pursuant to (and come out of the number of shares available for issuance under) the 2021 Plan. The Company recognizes a share-based payment expense on these restricted stock units on a graded vesting basis from grant date to 2024.

A summary of the Company’s POP plan activity for the years ended December 31, 2023, 2022, and 2021 is as follows:

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Outstanding options as of January 1, 2021	3,475	€1,352.74
Granted	68	€4,081.36
Forfeited before IPO-date	(79)	€1,352.74
Conversion to restricted share units	1,199,364	€3.91
Forfeited after the IPO date	(13,706)	€3.91
Vested	(350,174)	€3.91
Unvested restricted shares as of December 31, 2021	835,484	€3.91
Vested	(269,131)	€3.91
Forfeited	(45,302)	€3.91
Unvested restricted shares as of December 31, 2022	521,051	€3.91
Vested	(233,579)	€3.91
Forfeited	(61,268)	€3.91
Unvested restricted shares as of December 31, 2023	226,204	€3.91

For the years ended December 31, 2023 and 2022, there were no awards granted under the POP. For the years ended December 31, 2023, 2022, and 2021, a total share-based payment expense of €0.2 million, €0.7 million, and €1.7 million, respectively, has been recognized within personnel expenses in the consolidated statements of profit or loss and other comprehensive income and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.

Management participation plan

The Management Participation Plan (“MPP”) was established in May 2019 to enable the directors and employees of the Company to invest in Sportradar, pursuant to which participants indirectly purchased participation certificates of Sportradar Holding AG through Slam InvestCo S.à r.l. (“MPP Co”), a special purpose vehicle established to hold participation certificates of Sportradar Holding AG for the MPP. In connection with the Company’s initial public offering, MPP participants contributed their shares of MPP Co to Sportradar Group AG and MPP Co became a subsidiary of Sportradar Group AG. The MPP participants, in exchange, received Class A ordinary shares, a portion of which was vested and no longer subject to repurchase and a portion of which was initially unvested and subject to repurchase by the Company upon a termination of employment in certain circumstances. 35% of each participant’s Class A ordinary shares vested immediately upon the consummation of the Company’s initial public offering. The remaining 65% have vested or will vest in three substantially equal installments on each of December 31, 2022, 2023 and 2024.

At January 1, 2021, there were outstanding share awards of 295,082. For the year ended December 31, 2021, the total number of share awards granted under the MPP were 7,501 of which 3,589 were forfeited, resulting in a total number of outstanding share awards of 298,994. At the date of the IPO in 2021, the MPP participants received 9,566,464 Class A ordinary shares as part of the Reorganization Transactions. The new share awards were issued at €108.66 per share award. The fair value of these share awards was determined to be €759.84 per share award and was based on a valuation conducted in connection with a potential acquisition of the Company and bids received from independent third parties.

A summary of the Company’s MPP plan activity for the years ended December 31, 2023 and 2022 is as follows:

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Unvested restricted shares as of January 1, 2022	5,635,029	€759.84
Vested	(1,962,796)	€759.84
Forfeited	(293,583)	€759.84
Unvested restricted shares as of December 31, 2022	3,378,650	€759.84
Vested	(1,905,966)	€759.84
Unvested restricted shares as of December 31, 2023	1,472,684	€759.84

For the years ended December 31, 2023 and 2022, there were no awards granted under the MPP. For the years ended December 31, 2023, 2022, and 2021 the Company recognized share-based compensation expense of €0.2 million, €0.3 million, and €5.6 million in the consolidated statements of profit or loss and other comprehensive income, respectively, and corresponding credit has been recognized in retained earnings within the consolidated statements of changes in equity.

NBA warrants

On November 16, 2021, Sportradar entered into an eight-year exclusive binding partnership arrangement (the “NBA Partnership Agreement”) with the NBA pursuant to which the NBA will use Sportradar’s capabilities with respect to data collection, tracking and betting feeds, as well as Sportradar’s Integrity services, commencing with the 2023-2024 season for an eight-year term. In consideration of the rights and benefits granted under the NBA Partnership Agreement, the Company has agreed to pay the NBA the applicable annual license fees. The Company also agreed to grant the NBA warrants that, once vested, are exercisable for an aggregate number of Class A ordinary shares equal to 3.00% of the total number of Class A ordinary shares outstanding on a fully diluted, as-converted basis, as of the date of the NBA Partnership Agreement, at an exercise price of $0.01 per share. The warrants are subject to an eight-year vesting schedule commencing in 2023, with 20% of the warrants vesting upon execution of the NBA Partnership Agreement.

In the year ended December 31, 2021, the Company treated the vesting of 20% of the warrants as prepayment with a corresponding credit in additional paid-in capital. The license commenced on October 1, 2023 at which date 100% of the warrants were revalued at fair value. The fair value of equity instruments granted are part of cost of the license asset at a total value of €87.3 million and the corresponding credit is recognized in additional paid-in capital during the year ended December 31, 2023 in the amount of €52.0 million.

The inputs used in the measurement of the option to acquire up to 9,229,797 Class A shares at the commencement date of the license were as follows:

Valuation inputs:	October 1, 2023
Valuation model	Black-Scholes model
Share price at grant date[1]	$10.01
Exercise price[2]	$0.01
Expected volatility (average)[3]	46.4%
Expected term[4]	0.25-8	years
Risk-free interest rate (average)[5]	4.79%
1	Closing ordinary share price on Friday, September 29, 2023.
2	Based on contractual terms.
3	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term for each vesting tranche.
4	Options are assumed to be exercised immediately upon entering exercise window.
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date.

The Company recognizes compensation costs related to the NBA warrants within amortization expenses in the consolidated statements of profit or loss and other comprehensive income during the contract term, starting at the commencement date until September 30, 2031. Amortization expense related to the NBA warrants recognized in the year ended December 31, 2023 was €3.6 million.

A summary of the Company’s NBA warrants activity for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Number of	Weighted average exercise
	warrants	price
Granted and outstanding as of October 1, 2021	9,229,797	$0.01
Vested and exercisable	(1,845,959)	$0.01
Unvested as of December 31, 2021	7,383,838	$0.01
Unvested as of December 31, 2022	7,383,838	$0.01
Vested and exercisable	(230,745)	$0.01
Unvested as of December 31, 2023	7,153,059	$0.01

As of December 31, 2023 and 2022, total exercisable warrants are 2,076,704 and 1,845,959, respectively. As of December 31, 2023, no warrants have been exercised.

NHL warrants

On July 22, 2021, Sportradar entered into a 10 - year global partnership with the National Hockey League (“NHL”) (the “License Agreement”). Under the terms of the License Agreement, Sportradar is named as the official betting data rights, official betting streaming rights and official media data rights partner of the NHL, as well as an official integrity partner of the NHL. Pursuant to the License Agreement, Sportradar granted the NHL the right to acquire (i) an aggregate of up to 1,116,540 Class A ordinary shares for an exercise price of $8.96, which was exercised in 2021, and (ii) an additional amount of Class A ordinary shares calculated by dividing $30.0 million by the IPO price per share, which was not exercised and expired. Additionally, the Company granted the NHL a warrant to purchase 1,353,740 Class A ordinary shares at a subscription price of $23.45 per Class A ordinary share that remains outstanding but unvested.

The inputs used in the measurement of the option to acquire up to 1,116,540 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on U.S. government bond)	0.04%

The inputs used in the measurement of the warrant were as follows:

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120	months
Risk-free interest rate (based on U.S. government bond)	1.28%

A summary of the Company’s NHL warrants activity for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Number of	Weighted average exercise
	warrants	price
Granted and outstanding as of July 22, 2021	1,353,740	$23.45
Unvested as of December 31, 2021	1,353,740	$23.45
Unvested as of December 31, 2022	1,353,740	$23.45
Unvested as of December 31, 2023	1,353,740	$23.45

As of December 31, 2023, 2022, and 2021, the warrant is not vested and therefore cannot be exercised. The fair value of equity instruments granted are part of cost of the license asset and the corresponding credit is recognized in additional paid-in capital in the amount of €28.0 million. Amortization expense related to the NHL warrants recognized in the years ended December 31, 2023, 2022, and 2021 was €3.1 million, €3.6 million, and €0.8 million, respectively.